Long - Term Debt - Additional Information (Details) - USD ($)						9 Months Ended		12 Months Ended
	Apr. 30, 2021	Aug. 18, 2020	Jul. 27, 2020	May 31, 2020	Aug. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 09, 2021	Dec. 16, 2020	Dec. 02, 2019	Sep. 23, 2019	Sep. 23, 2018
Debt Instrument [Line Items]
Long term debt date of maturity								Jul. 27, 2026
Amortization of debt issuance costs						$ 1,342,000	$ 153,000	$ 205,000	$ 56,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs						1,342,000	153,000	205,000	56,000
Interest and debt expense						8,800,000	$ 2,335,000	3,665,000	$ 1,616,000
New Credit Agreement [Member]
Debt Instrument [Line Items]
Increase decrease in term loan facility and revolving credit facility										$ 100,000,000
Revolving Credit Facility [Member] | New Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	$ 50,000,000									50,000,000
Revolving Credit Facility [Member] | New Credit Agreement [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity										5,000,000
Revolving Credit Facility [Member] | New Credit Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity										50,000,000
Paycheck Protection Programme Loan [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long term debt								$ 1,624,000
Long term debt term								2 years
Period for which the loan may be used for qualifying expenses								168 days
Long term debt moratorium period								10 months
Long term debt fixed interest rate percentage								1.00%
Forgiveness of debt						$ 1,624,000
Paycheck Protection Programme Loan [Member] | Dahlquist And Mark Two [Member]
Debt Instrument [Line Items]
Business combination recognized identifiable assets acquired and liabilities assumed non current liabilities long term debt								$ 991,000
Business combination indemnification amount assets amount as of acquistion date								$ 991,000
Two Thousand And Twenty One Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 172,000,000
Long term debt date of maturity	Apr. 29, 2022
Proceeds from issuance of long term debt	$ 172,000,000
Two Thousand And Twenty One Term Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument face value	172,000,000
Proceeds from issuance of long term debt	172,000,000
Term Loan [Member] | New Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 125,000,000									125,000,000
Term Loan [Member] | New Credit Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument face value										$ 125,000,000
Two Thousand And Eighteen Credit Facility [Member] | Delayed Draw Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 10,000,000
Long term debt date of maturity					Aug. 23, 2023
Two Thousand And Eighteen Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Long term debt variable interest rate percentage								8.30%	7.75%
Debt instrument face value					$ 15,000,000
Long term debt borrowing fees percentage					1.00%
Debt issuance costs capitalized									$ 390,000
Two Thousand And Eighteen Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Term Loan [Member] | Third Amendement Agreement [Member] | Additional Term Loan For Business Acquuistion [Member]
Debt Instrument [Line Items]
Debt instrument face value												$ 15,000,000
Debt issuance costs capitalized									344,000
Debt issuance costs gross									461,000
Amortization of debt issuance costs									117,000
Two Thousand And Eighteen Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Delayed Draw Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long term debt		$ 2,000,000
Two Thousand And Eighteen Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Delayed Draw Term Loan [Member] | Second Amendment Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value													$ 8,500,000	$ 10,000,000
Two Thousand And Eighteen Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Delayed Draw Term Loan [Member] | Third Amendement Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 3,500,000
Two Thousand And Eighteen Credit Facility [Member] | Revolving Credit Facility [Member] | Second And Third Amendment Agreement To The Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility capacity available for specific purposes other than trade purchases								$ 3,100,000	$ 2,750,000
Two Thousand And Eighteen Credit Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity					$ 1,500,000
Line of credit facility expiration date					Aug. 31, 2023
Line of credit unused commitement capacity fees percentage					0.50%
Long term debt variable interest rate percentage								7.75%	8.30%
Line of credit outstanding								$ 0	$ 0
Two Thousand And Eighteen Credit Facility [Member] | Delayed Draw Term Loan [Member] | Second And Third Amendment Agreement To The Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument unused borrowing capacity								510,000	$ 7,507,000
Two Thousand And Eighteen Credit Facility [Member] | Delayed Draw Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Third Amendement Agreement [Member]
Debt Instrument [Line Items]
Date of expiry of availability of borrowings				Feb. 26, 2021
Two Thousand And Twenty Credit Facility [Member] | Secured Subordinated Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 34,500,000								$ 40,500,000
Two Thousand And Twenty Credit Facility [Member] | Secured Subordinated Credit Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value			19,500,000
Debt issuance costs capitalized								520,000
Debt issuance costs gross			520,000
Proceeds from issuance of long term debt								$ 19,500,000
Debt instrument periodic payment principal			$ 50,000
Debt instrument date of first required payment			Sep. 30, 2020
Debt instrument frequency of periodic payment			quarterly
Two Thousand And Twenty Credit Facility [Member] | Secured Subordinated Credit Facility [Member] | Delayed Draw Term Loan [Member]
Debt Instrument [Line Items]
Long term debt variable interest rate percentage			7.738%					7.738%
Debt instrument face value			$ 15,000,000
Debt issuance costs capitalized								$ 32,000
Amortization of debt issuance costs								$ 32,000
Debt instrument periodic payment principal			$ 100,000
Debt instrument date of first required payment			Mar. 31, 2021
Debt instrument frequency of periodic payment			quarterly
Debt instrument unused borrowing capacity commitement fee percentage						1.00%		1.00%			0.50%
Two Thousand And Twenty Credit Facility [Member] | Secured Subordinated Credit Facility [Member] | Delayed Draw Term Loan [Member] | For The First Six Months [Member]
Debt Instrument [Line Items]
Debt issuance costs capitalized								$ 660,000
Debt issuance costs gross											$ 692,000
Amortization of debt issuance costs								$ 660,000